ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 1,054	$ 921
Accrued expenses	457	274
Accrued Liabilities, Current, Total	$ 1,511	$ 1,195